Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 826,848	$ 4,045,381
Current taxation receivable	559,128	559,128
Other receivables	151,938	592,195
Total current assets	1,537,914	5,196,704
Property and Equipment, net	3,350	7,216
Total non-current assets	3,350	7,216
Total assets	1,541,264	5,203,920
Current liabilities:
Trade and other payables	7,062,137	4,262,855
Related party payable	358,709	779,191
Loan payable to related party		2,215,111
Total current liabilities	7,420,846	7,257,157
Total liabilities	7,420,846	7,257,157
Shareholders’ Equity:
Share premium	143,112,687	131,385,892
Share options reserve	4,748,610	3,628,756
Warrants reserve	93,748	82,376
Foreign currency translation reserve	(11,311,447)	(11,452,542)
Retained deficit	(142,523,180)	(125,697,719)
Total shareholders’ equity	(5,879,582)	(2,053,237)
Total liabilities and shareholders’ equity	$ 1,541,264	$ 5,203,920